Cover	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2021
Entity File Number	0-23695
Entity Registrant Name	BROOKLINE BANCORP, INC.
Entity Central Index Key	0001049782
Entity Tax Identification Number	04-3402944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	131 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	425-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.01 per share
Trading Symbol	BRKL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false